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TYPE						13F-HR
PERIOD					03/31/04
FILER
		CIK				0001019531
		CCC				o2x$hptj
SUBMISSION-CONTACT
		NAME				Lauren DiPaulo
		PHONE				610-918-7200

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	March 31, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1646 West Chester Pike
		Suite 9
		West Chester, PA  19382
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lauren DiPaulo
Title:	Trader / Client Accounting
Phone:	610-918-7200
Signature, Place, and Date of Signing:
	Lauren DiPaulo	West Chester, Pennsylvania	April 8, 2004

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		94
Form 13F Information Table Value Total:		527616
List of Other Included Managers:
  No. 13F File Number		Name

The Swarthmore Group, Inc.
FORM 13F
31-Mar-04

                                                                                      Voting Authority
                                                                                      --------------------------
                                                       Value  Shares/Sh/Put/    InvstmOther
Name of Issuer                Title of cCUSIP          (x$1000Prn AmtPrnCall    DscretManagers       Sole  SharedNone
-------------------------------------------------      ---------------------    ------------------   --------------------

Adobe Systems Inc             COM       00724f101         5345 136000SH         Sole                 136000
Air Products & Chemicals Inc  COM       009158106        11693 233300SH         Sole                 233300
American Eagle Outfitters     COM       02553E106        10033 372300SH         Sole                 372300
American Express              COM       025816109        21175 408385SH         Sole                 408385
American International Group  COM       026874107        16250 227754SH         Sole                 227754
Amgen Inc                     COM       031162100        16863 289995SH         Sole                 289995
Analog Devices                COM       032654105        19062 397050SH         Sole                 397050
Apollo Group Inc - Cl A       COM       037604105         5032  58400SH         Sole                  58400
Archstone Communities Trust   COM       039583109          212   7200SH         Sole                   7200
Autodesk Inc                  COM       052769106        13180 418150SH         Sole                 418150
Barr Pharmaceuticals Inc.     COM       068306109         4489  97800SH         Sole                  97800
ChevronTexaco Corp            COM       166764100        24603 280282SH         Sole                 280282
Citigroup Inc                 COM       172967101        20998 406150SH         Sole                 406150
Coach Inc                     COM       189754104         5066 123600SH         Sole                 123600
Coca-Cola Co                  COM       191216100         3667  72901SH         Sole                  72901
ConAgra Foods Inc             COM       205887102         9999 371150SH         Sole                 371150
Deere Co                      COM       244199105        13231 190900SH         Sole                 190900
Dell, Inc.                    COM       24702R101         3355  99800SH         Sole                  99800
Disney (Walt) Co              COM       254687106        16134 645635SH         Sole                 645635
Dominion Resources, Inc. - VA COM       25746U109          892  13875SH         Sole                  13875
Dow Chemical                  COM       260543103        13709 340350SH         Sole                 340350
EMC Corp/Mass                 COM       268648102         5852 430000SH         Sole                 430000
Exxon Mobil Corporation       COM       30231G102          643  15472SH         Sole                  15472
Family Dollar Stores          COM       307000109        10406 289450SH         Sole                 289450
Fedex Corp                    COM       31428x106         4667  62100SH         Sole                  62100
Flextronics Inc               COM       Y2573F102         4782 279800SH         Sole                 279800
General Electric Co           COM       369604103        24884 815345SH         Sole                 815345
Gilead Sciences Inc           COM       375558103         5756 103800SH         Sole                 103800
Goldman Sachs Group Inc       COM       38141G104         4278  41000SH         Sole                  41000
HRPT Properties Trust         COM       40426W101          327  28950SH         Sole                  28950
Home Depot, Inc               COM       437076102          409  10949SH         Sole                  10949
Honeywell International       COM       438516106        13567 400800SH         Sole                 400800
ITT Industries Inc            COM       450911102        10207 133725SH         Sole                 133725
Intel Corp                    COM       458140100         5898 216840SH         Sole                 216840
Interactivecorp               COM       45840Q101         3255 102900SH         Sole                 102900
International Business MachineCOM       459200101        17727 193021SH         Sole                 193021
Johnson & Johnson             COM       478160104         6664 131390SH         Sole                 131390
Johnson Controls Inc          COM       478366107         9724 164400SH         Sole                 164400
Juniper Networks Inc          COM       48203R104         5113 196500SH         Sole                 196500
KeySpan Corporation           COM       49337w100         2314  60550SH         Sole                  60550
Kimberly-Clark Corp           COM       494368103          721  11425SH         Sole                  11425
Kohls Corp                    COM       500255104         1489  30800SH         Sole                  30800
L-3 Communications Holdings   COM       502424104         4758  80000SH         Sole                  80000
Lehman Brothers Holdings Inc  COM       524908100        19213 231850SH         Sole                 231850
Lexmark International Inc     COM       529771107        13906 151150SH         Sole                 151150
Lincoln National Corp         COM       534187109         9432 199325SH         Sole                 199325
Lowe's Companies              COM       548661107         3963  70600SH         Sole                  70600
MBNA Corp                     COM       55262L100        11145 403350SH         Sole                 403350
Masco Corp                    COM       574599106        12429 408300SH         Sole                 408300
McClatchy Company - Class A   COM       579489105          888  12500SH         Sole                  12500
Merck & Co                    COM       589331107          547  12385SH         Sole                  12385
Microsoft Corp                COM       594918104         1488  59670SH         Sole                  59670
NSTAR                         COM       67019E107          299   5900SH         Sole                   5900
Nationwide Health Pptys Inc   COM       638620104          223  10000SH         Sole                  10000
New Plan Excel Realty Trust   COM       648053106         1982  72450SH         Sole                  72450
New York Times Co - Class  A  COM       650111107         1237  27990SH         Sole                  27990
Newell Rubbermaid Inc         COM       651229106         1592  68600SH         Sole                  68600
Paychex Inc                   COM       704326107         5173 145300SH         Sole                 145300
Pepsico Inc                   COM       713448108         1789  33225SH         Sole                  33225
Pfizer Inc                    COM       717081103        28936 825576SH         Sole                 825576
Pitney-Bowes                  COM       724479100         1533  35975SH         Sole                  35975
Procter & Gamble              COM       742718109        18943 180620SH         Sole                 180620
Public Service Enterprise GrouCOM       744573106         1647  35050SH         Sole                  35050
Qualcomm Inc.                 COM       747525103        19181 289350SH         Sole                 289350
Raytheon Company              COM       755111507         1192  38050SH         Sole                  38050
Sandisk Corp                  COM       80004C101        14125 498050SH         Sole                 498050
St Jude Medical Inc           COM       790849103        18811 260900SH         Sole                 260900
Staples Inc                   COM       855030102          727  28700SH         Sole                  28700
Stryker Corp                  COM       863667101        15705 177400SH         Sole                 177400
Sungard Data Systems          COM       867363103         1282  46800SH         Sole                  46800
Sysco Corp                    COM       871829107        21503 550650SH         Sole                 550650
T Rowe Price Group Inc        COM       74144T108        15059 279750SH         Sole                 279750
Texas Instruments Inc         COM       882508104          322  11025SH         Sole                  11025
U S Bancorp                   COM       902973304        17419 629975SH         Sole                 629975
Unitedhealth Group Inc.       COM       91324P102        16191 251250SH         Sole                 251250
Viacom Inc - Class B          COM       925524308        16094 410454SH         Sole                 410454
Wal-Mart Stores Inc           COM       931142103         2287  38315SH         Sole                  38315
Watson Pharmaceuticals Inc    COM       942683103         8219 192075SH         Sole                 192075
Weatherford International LTD COM       G95089101        13595 323450SH         Sole                 323450
Wellpoint Health Networks     COM       94973H108         1603  14100SH         Sole                  14100
Weyerhaeuser Co               COM       962166104         1759  26850SH         Sole                  26850
Zimmer Holdings Inc           COM       98956P102         3226  43720SH         Sole                  43720
REPORT SUMMARY                        82DATA RECORDS    703096       0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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